Long-term investments - Schedule of Income from Long-term Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Long Term Investments And Notes Receivable [Abstract]
Tax equity investments	$ 1.3	$ 1.2	$ 2.2	$ 2.6
Equity-method income	1.1	1.1	2.2	2.1
Interest and other income	5.9	4.4	8.3	4.8
Income from long-term investments	$ 8.3	$ 6.7	$ 12.7	$ 9.5